Document And Entity Information	6 Months Ended
Jun. 30, 2021
Document Information Line Items
Entity Registrant Name	FORESIGHT AUTONOMOUS HOLDINGS LTD.
Document Type	6-K/A
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	On August 20, 2021, Foresight Autonomous Holdings Ltd. furnished a Form 6-K including unaudited interim condensed consolidated financial statements as of June 30, 2021, or the Original Form 6-K. This Amendment on Form 6-K/A to the Original Form 6-K, or this Amendment, is furnished to include as exhibits the unaudited interim condensed consolidated financial statements and the XBRL Data Files for such unaudited interim condensed consolidated financial statements. The XBRL Data Files should be read in conjunction with unaudited interim condensed consolidated financial statements included in the Original Form 6-K furnished on August 20, 2021 and included again in this Amendment as Exhibit 99.1
Entity Central Index Key	0001691221
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Entity File Number	001-38094